Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for CGU Impairment or Reversal (Pemex Exploration and Production) (Detail) - Exploration and Extraction (formerly Pemex Exploration and Production) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 742,160,818	$ 376,490,172	$ 260,366,967
Ku Maloob Zaap
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	425,844,565	0	0
Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	101,518,822	62,598,697	27,318,209
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	44,789,042	18,829,360	19,852,385
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	42,775,429	39,802,960	26,234,797
Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	38,895,336	42,175,410	34,288,720
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	29,914,562	32,097,908	23,434,323
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	25,427,921	32,727,984	27,794,137
Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	14,718,626	14,610,722	4,799,796
Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	9,788,364	10,324,802	6,089,496
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	3,552,966	4,874,349	0
Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,741,253	7,804,677	2,629,121
Ayin-Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,694,722	750,222	0
Santuario CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,499,210	0	0
Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	82,745,798	58,954,530
Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	23,891,174	14,311,152
Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	1,996,655	612,773
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	1,259,454	2,611,157
Ébano (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	4,690,690
Santuario El Golpe
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	0	3,640,552
Cárdenas-Mora
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 0	$ 0	$ 3,105,129